Financial assets and liabilities - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables [abstract]
Beginning balance	R$ (212,701)	R$ (161,108)
Business combination	(715)	(17,606)
Additions/reversals	(94,974)	(54,882)
Foreign exchange variation	1,253
Write-offs	37,154	20,895
Ending balance	R$ (269,983)	R$ (212,701)